STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Increase (Decrease) in Members' Capital
Members' Capital	$ 272,240,993		$ 305,517,684		$ 281,431,373
Members' Capital (in Units)	190,525,071
Subscriptions	18,545,288		87,128,286		84,250,434
Redemptions	(107,844,569)		(83,046,499)		(73,488,903)
Net Income (Loss)	(15,724,217)		(37,358,478)		13,324,780
Members' Capital	167,217,495		272,240,993		305,517,684
Members' Capital (in Units)	125,668,741		190,525,071
Class A
Increase (Decrease) in Members' Capital
Members' Capital	31,117,660		26,838,790		22,955,242
Members' Capital (in Units)	21,463,611		16,360,228		14,518,670
Subscriptions	5,769,551		14,718,539		11,490,829
Subscriptions (in Units)	4,040,957		9,196,088		7,156,378
Redemptions	(9,861,129)		(6,288,432)		(8,725,839)
Redemptions (in Units)	(7,150,882)		(4,092,705)		(5,314,820)
Net Income (Loss)	(2,217,748)		(4,151,237)		1,118,558
Members' Capital	24,808,334		31,117,660		26,838,790
Members' Capital (in Units)	18,353,686		21,463,611		16,360,228
Class C
Increase (Decrease) in Members' Capital
Members' Capital	134,557,684		131,513,252		88,856,777
Members' Capital (in Units)	99,953,893		85,475,661		59,323,819
Subscriptions	9,796,129		52,990,250		50,449,304
Subscriptions (in Units)	7,453,250		35,094,825		33,485,445
Redemptions	(49,715,504)		(29,741,527)		(11,072,523)
Redemptions (in Units)	(38,698,184)		(20,616,593)		(7,333,603)
Net Income (Loss)	(9,262,850)		(20,204,291)		3,279,694
Members' Capital	85,375,459		134,557,684		131,513,252
Members' Capital (in Units)	68,708,959		99,953,893		85,475,661
Class D
Increase (Decrease) in Members' Capital
Members' Capital	9,214,011		9,108,026		10,968,679
Members' Capital (in Units)	5,562,428		4,932,784		6,256,747
Subscriptions	149,775		3,802,750		8,795,594
Subscriptions (in Units)	92,294		2,097,892		4,857,690
Redemptions	(5,142,642)		(2,410,716)		(11,409,648)
Redemptions (in Units)	(3,172,357)		(1,468,248)		(6,181,653)
Net Income (Loss)	(328,558)		(1,286,049)		753,401
Members' Capital	3,892,586		9,214,011		9,108,026
Members' Capital (in Units)	2,482,365		5,562,428		4,932,784
Class I
Increase (Decrease) in Members' Capital
Members' Capital	10,688,469		18,000,337		9,909,054
Members' Capital (in Units)	7,154,253		10,690,500		6,130,636
Subscriptions	558,096		3,791,276		12,031,061
Subscriptions (in Units)	364,380		2,259,152		7,230,944
Redemptions	(4,885,123)		(9,340,053)		(4,338,613)
Redemptions (in Units)	(3,362,171)		(5,795,399)		(2,671,080)
Net Income (Loss)	(547,925)		(1,763,091)		398,835
Members' Capital	5,813,517		10,688,469		18,000,337
Members' Capital (in Units)	4,156,462		7,154,253		10,690,500
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	54,364,101		85,925,338		103,143,351
Members' Capital (in Units)	32,959,715		46,734,768		59,087,316
Subscriptions	868,829		2,887,420		1,483,646
Subscriptions (in Units)	524,475		1,609,577		846,307
Redemptions	(23,636,338)		(27,571,314)		(24,015,843)
Redemptions (in Units)	(14,551,987)		(15,384,630)		(13,198,855)
Net Income (Loss)	(2,045,044)		(6,877,343)		5,314,184
Members' Capital	29,551,548		54,364,101		85,925,338
Members' Capital (in Units)	18,932,203		32,959,715		46,734,768
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	23,677,968		34,131,941		45,566,638
Members' Capital (in Units)	13,709,450		17,819,553		25,243,355
Redemptions	(8,792,936)		(7,694,457)		(13,893,618)
Redemptions (in Units)	(5,177,757)		(4,110,103)		(7,423,802)
Net Income (Loss)	(876,002)		(2,759,516)		2,458,921
Members' Capital	14,009,030		23,677,968		34,131,941
Members' Capital (in Units)	8,531,693		13,709,450		17,819,553
Class M
Increase (Decrease) in Members' Capital
Members' Capital	8,621,100	[1]
Members' Capital (in Units)	9,721,721	[1]
Subscriptions	1,402,908	[1]	8,938,051	[1]
Subscriptions (in Units)	1,590,801	[1]	9,721,721	[1]
Redemptions	(5,810,897)	[1]
Redemptions (in Units)	(6,809,149)	[1]
Net Income (Loss)	(446,090)	[1]	(316,951)	[1]
Members' Capital	3,767,021	[1]	8,621,100	[1]
Members' Capital (in Units)	4,503,373	[1]	9,721,721	[1]
Total Members' Interest
Increase (Decrease) in Members' Capital
Members' Capital	272,240,993		305,517,684		281,399,741
Members' Capital (in Units)	190,525,071		182,013,494		170,560,543
Subscriptions	18,545,288		87,128,286		84,250,434
Subscriptions (in Units)	14,066,157		59,979,255		53,576,764
Redemptions	(107,844,569)		(83,046,499)		(73,456,084)
Redemptions (in Units)	(78,922,487)		(51,467,678)		(42,123,813)
Net Income (Loss)	(15,724,217)		(37,358,478)		13,323,593
Members' Capital	167,217,495		272,240,993		305,517,684
Members' Capital (in Units)	125,668,741		190,525,071		182,013,494
Total Sponsor's Interest
Increase (Decrease) in Members' Capital
Members' Capital					31,632
Members' Capital (in Units)					20,647
Redemptions					(32,819)
Redemptions (in Units)					(20,647)
Net Income (Loss)					1,187
Class A.
Increase (Decrease) in Members' Capital
Members' Capital					16,186
Members' Capital (in Units)					10,319
Redemptions					(16,928)
Redemptions (in Units)					(10,319)
Net Income (Loss)					742
Class C.
Increase (Decrease) in Members' Capital
Members' Capital					15,446
Members' Capital (in Units)					10,328
Redemptions					(15,891)
Redemptions (in Units)					(10,328)
Net Income (Loss)					$ 445

[1]	Units issued on April 1,2012